As filed with the Securities and Exchange Commission on May 30, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21079

Trust for Advisor Solutions (Formerly Hatteras Alternative Mutual Funds Trust)
 (Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Stacie L. Lamb, 615 East Michigan Street Milwaukee, WI 53202
 (Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value
Underlying Funds - 98.4%
Hatteras Event Driven Fund - Class H [a,b]	1,473,728	$16,508,559
Long/Short Equity[a,b]	1,516,478	12,070,555
Hatteras Managed Futures Strategies Fund - Institutional Class [a,b]	2,630,740	18,994,992
Relative Value - Long/Short Debt[a,b]	890,727	7,534,037
Total Underlying Funds (Cost $45,841,625)		$55,108,143
Money Market Funds - 1.8%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.59%[c]	986,971	986,971
Total Money Market Funds (Cost $986,971)		986,971
Total Investments (Cost $46,828,596) - 100.2%		56,095,114
Liabilities in Excess of Other Assets - (0.2)%		(109,323)
Total Net Assets - 100.0%		$55,985,791

Percentages are stated as a percent of net assets.

Footnotes

[a] - Non-income producing.
[b] - Affiliated issuer. Please refer to Note 3 of the Notes to Schedule of Investments.
[c] - Variable Rate Security. Rate shown is the seven day yield as of March 31, 2017.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2017 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Underlying Funds	$18,994,992	$36,113,151	$-	$55,108,143
Money Market Funds	986,971	-	-	986,971
Total Investments	$19,981,963	$36,113,151	$-	$56,095,114

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these schedules of investments.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS MANAGED FUTURES STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)
(Consolidated)
	Shares	Value
Money Market Funds - 100.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class
0.60%[a]	3,791,159	$3,791,159
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class
0.56%[a]	10,000,000	10,000,000
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class
0.59%[a]	10,000,000	10,000,000
Total Money Market Funds (Cost $23,791,159)		23,791,159

Total Investments (Cost $23,791,159) - 100.1%		23,791,159

Liabilities in Excess of Other Assets - (0.1)%		(32,118)
Total Net Assets - 100.0%		$23,759,041

Percentages are stated as a percent of net assets.

(a) Variable Rate Security. Rate shown is the seven day yield as of March 31, 2017.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS MANAGED FUTURES STRATEGIES FUND

The average quarterly market value of purchased and written options during the period ended March 31, 2017 (Unaudited) were as follows:

Written options	$51,243

The average quarterly notional amount of futures contracts during the period ended March 31, 2017 (Unaudited) were as follows:

Long Futures Contracts
Equity Contracts	$1,557,647
Interest Rate Contracts	2,482,767
Commodities Contracts	17,213,933
Foreign Exchange Contracts	160,989

Short Futures Contracts
Equity Contracts	$450,321
Commodities Contracts	2,395,829

Long Forward Contracts
Foreign Exchange Contracts	$31,511,936

Short Forward Contracts
Foreign Exchange Contracts	$30,536,684

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS MANAGED FUTURES STRATEGIES FUND

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2017 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Money Market Funds	$23,791,159	$-	$-	$23,791,159
Total Investments in Long Securities	$23,791,159	$-	$-	$23,791,159

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value
Underlying Funds - 90.1%
Long/Short Equity[a,b]	1,253,811	$9,979,830
Total Underlying Funds (Cost $8,133,264)		$9,979,830
Money Market Funds - 9.8%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59%[c]	1,080,771	1,080,771
Total Money Market Funds (Cost $1,080,771)		1,080,771
Total Investments (Cost $9,214,035) - 99.9%		11,060,601
Other Assets in Excess of Liabilities - 0.1%		11,204
Total Net Assets - 100.0%		$11,071,805

Percentages are stated as a percent of net assets.

Footnotes

[a] - Non-income producing.
[b] - Affiliated issuer. Please refer to Note 3 of the Notes to Schedule of Investments.
[c] - Variable Rate Security. Rate shown is the seven day yield as of March 31, 2017.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Underlying Funds	$-	$9,979,830	$-	$9,979,830
Money Market Funds	1,080,771	-	-	1,080,771
Total Investments	$1,080,771	$9,979,830	$-	$11,060,601

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these schedules of investments.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS LONG/SHORT DEBT FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value
Underlying Funds - 79.0%
Relative Value - Long/Short Debt[a,b]	1,328,129	$11,233,712
Total Underlying Funds (Cost $11,088,359)		$11,233,712
Money Market Funds - 22.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 0.59%[c]	3,163,470	3,163,470
Total Money Market Funds (Cost $3,163,470)		3,163,470
Total Investments (Cost $14,251,829) - 101.3%		14,397,182
Liabilities in Excess of Other Assets - (1.3)%		(187,296)
Total Net Assets - 100.0%		$14,209,886

Percentages are stated as a percent of net assets.

Footnotes

[a] - Non-income producing.
[b] - Affiliated issuer. Please refer to Note 3 of the Notes to Schedule of Investments.
[c] - Variable Rate Security. Rate shown is the seven day yield as of March 31, 2017.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2017. (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Underlying Funds	$-	$11,233,712	$-	$11,233,712
Money Market Funds	3,163,470	-	-	3,163,470
Total Investments	$3,163,470	$11,233,712	$-	$14,397,182

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these schedules of investments.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS 0.0%
Health Care Equipment & Supplies - 0.0%
Human Touch Common Stock (acquired 8/12/2009 through 10/1/2013, Cost $97,925) (a)(b)(d)	394	0
TOTAL COMMON STOCKS (Cost $97,925)		$0

PREFERRED STOCKS 0.0%
Health Care Equipment & Supplies - 0.0%
Human Touch Series B Preferred Stock, 5.000% (Acquired 8/12/2009 through 10/1/2013, Cost $195,800) (a)(b)(d)	787	0
TOTAL PREFERRED STOCKS (Cost $195,800)		$0

	Principal
	Amount
CORPORATE BONDS 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Lightstream Resources Ltd.
8.625%, 02/01/2020 (e)	$2,048,487	0
TOTAL CORPORATE BONDS (Cost $1,404,556)		$0

ESCROW NOTES - 0.0%
Smurfit-Stone Container Corp. (a)(d)	7,125	0
TOTAL ESCROW NOTES (Cost $0)		$0
	Shares
RIGHTS 0.0%
Ambit Biosciences Corp. (a)(d)	1,500	0
Durata Therapeutics, Inc. (a)(d)	10,000	0
Omthera Pharmaceuticals (a)(d)	100	0
TOTAL RIGHTS (Cost $0)		$0

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%	Contracts
Rockwell Collins, Inc.
Expiration April 2017, Exercise Price: $75.00	1	3
TOTAL PURCHASED OPTIONS (Cost $231)		$3
	Shares
MONEY MARKET FUNDS - 99.1%
Fidelity Investments Money Market Funds - Government Portfolio
0.56%(c)	6,356,854	6,356,854
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.59%(c)	10,000,000	10,000,000
TOTAL MONEY MARKET FUNDS (Cost $16,356,854)		$16,356,854

Total Investments (Cost $18,055,366) - 99.1%		16,356,857

Other Assets in Excess of Liabilities - 0.9%		151,689
Total Net Assets - 100.0%		$16,508,546

Percentages are stated as a percent of net assets.

CVR	Contingent Value Rights

(a)	Non-income producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2017, the value of these securities total $0 which represents 0.0% of total net assets.

(c)	Variable Rate Security. Rate shown is the seven day yield as of March 31, 2017.
(d)
Security classified as Level 3 as determined in good faith pursuant to procedures adopted by the Board of Trustees - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). At March 31, 2017, the fair value of these securities total $0 which represents 0% of total net assets.

(e)	Default or other conditions exist and security is not presently accruing income.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS EVENT DRIVEN FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Lightstream Resources Ltd.	5,019	0
TOTAL COMMON STOCKS (Proceeds $2,385)		$0

Total Securities Sold Short (Proceeds $2,385) - 0.0%		$0

TRUST FOR ADVISOR SOLUTIONS
HATTERAS EVENT DRIVEN FUND

Fair values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2017 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$3		$-
Total Derivatives		$3		$-

The average quarterly market value of purchased and written options during the trailing four quarters ended March 31, 2017 were as follows:

Purchased options	$161,990
Written options	$47,682

The average quarterly notional amount of swap contracts during the trailing four quarters ended March 31, 2017 were as follows:
Swaps	$1,490,323

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS EVENT DRIVEN FUND

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2017 (unaudited):

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$-	$-	$-	(1)	$-
Preferred Stocks	-	-	-		-
Corporate Bonds	-	-	-		-
Escrow Notes	-	-	-		-
Rights	-	-	-		-
Purchased Options	-	3	-		3
Money Market Funds	16,356,854	-	-		16,356,854
Total Long Investments in Securities	$16,356,854	$3	$-		$16,356,857

Securities Sold Short:
Common Stocks	$-	$-	$-		$-
Total Securities Sold Short	$-	$-	$-		$-

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

(1) The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:
	Long Securities	Securities Sold Short
Health Care Equipment & Supplies	$-	$-
Oil, Gas & Consumable Fuels	-	-
	$-	$-

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Securities, at fair value
Balance as of December 31, 2016	$273,488
Accrued discounts/premiums	-
Realized gain (loss)	203,901
Change in unrealized appreciation	(273,488)
Purchases	-
Sales	(203,901)
Transfer into Level 3	-
Balance as of March 31, 2017	$-

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2016	$(84,178)

Type of Security	Fair Value at March 31, 2017	Valuation Techniques	Unobservable Input		Range
Common Stocks	$-	Valuation based on financial information from company	Discount for lack of marketability		100%

Preferred Stocks	-	Valuation based on financial information from company	Discount for lack of marketability		100%

Escrow	-	Valuation based on financial information from company	Third party & broker quoted inputs		100%

Rights	-	Valuation based on financial information from company	Third party & broker quoted inputs		100%

The significant unobservable inputs used in the fair value measurement of the Fund's escrowed securities are the likelihood that cash flows or shares will be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's common stock and preferred stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes for Rights may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Advisor and the Fund's third party administrator, which report to the Valuation Committee. For third-party information, the Advisor monitors and reviews the methodologies of the various pricing services employed by the Trust. The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

PURCHASED OPTIONS - 110.4%
Call Options - 108.3% [a]	Contracts	Value
S&P 500 Composite Stock Price Index
Expiration April 2017, Exercise Price: $205.75	156	$475,333
Expiration April 2017, Exercise Price: $26.85	156	3,264,961
Expiration May 2017, Exercise Price: $208.30	155	433,386
Expiration May 2017, Exercise Price: $27.15	155	3,234,327
Expiration June 2017, Exercise Price: $216.10	160	330,836
Expiration June 2017, Exercise Price: $28.20	160	3,314,679
Expiration July 2017, Exercise Price: $219.30	170	312,789
Expiration July 2017, Exercise Price: $28.60	170	3,510,001
Expiration August 2017, Exercise Price: $214.35	155	362,065
Expiration August 2017, Exercise Price: $27.95	155	3,205,261
Expiration September 2017, Exercise Price: $213.00	160	399,952
Expiration September 2017, Exercise Price: $27.78	160	3,304,524
Expiration October 2017, Exercise Price: $217.00	160	354,574
Expiration October 2017, Exercise Price: $28.30	160	3,291,822
Expiration November 2017, Exercise Price: $226.70	135	206,680
Expiration November 2017, Exercise Price: $29.55	135	2,756,541
Expiration December 2017, Exercise Price: $227.10	145	226,454
Expiration December 2017, Exercise Price: $29.60	145	2,953,366
Expiration January 2018, Exercise Price: $234.20	150	174,712
Expiration January 2018, Exercise Price: $30.55	150	3,037,898
Expiration February 2018, Exercise Price: $237.20	150	160,076
Expiration February 2018, Exercise Price: $30.95	150	3,027,161
Total Call Options		38,337,398

Put Options - 2.1% [a]
S&P 500 Composite Stock Price Index
Expiration April 2017, Exercise Price: $205.75	156	261
Expiration May 2017, Exercise Price: $208.30	155	3,656
Expiration June 2017, Exercise Price: $216.10	160	15,962
Expiration July 2017, Exercise Price: $219.30	170	33,954
Expiration August 2017, Exercise Price: $214.35	155	33,587
Expiration September 2017, Exercise Price: $213.00	160	42,845
Expiration October 2017, Exercise Price: $217.00	160	61,929
Expiration November 2017, Exercise Price: $226.70	135	90,951
Expiration December 2017, Exercise Price: $227.10	145	111,077
Expiration January 2018, Exercise Price: $234.20	150	160,113
Expiration February 2018, Exercise Price: $237.20	150	190,846
Total Put Options		745,181
TOTAL PURCHASED OPTIONS (Cost $36,051,254)		39,082,579

MONEY MARKET FUNDS - 3.6%	Shares
BlackRock Liquidity Funds T-Fund Portfolio
Cash Management - Institutional Class, 0.08% (b)(c)	709,263	709,263
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.59% (b)(c)	560,847	560,847
TOTAL MONEY MARKET FUNDS (Cost $1,270,110)		$1,270,110

Total Investments (Cost $37,321,364) - 114.0%		40,352,689

Liabilities in Excess of Other Assets - (14.0)%		(4,955,019)
Total Net Assets - 100.0%		$35,397,670

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Variable Rate Security. Rate shown is the seven day yield as of March 31, 2017.
(c)	All or a portion have been committed as collateral for written options.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
March 31, 2017 (Unaudited)

Options Written -13.8%
	Contracts	Value
Call Options - 12.9%
S&P 500 Composite Stock Price Index
Expiration: April 2017, Exercise Price: $214.30	312	$684,366
Expiration: May 2017, Exercise Price: $217.25	310	596,135
Expiration: June 2017, Exercise Price: $224.40	320	422,373
Expiration: July 2017, Exercise Price: $227.20	340	400,255
Expiration: August 2017, Exercise Price: $223.00	310	494,510
Expiration: September 2017, Exercise Price: $221.60	320	566,862
Expiration: October 2017, Exercise Price: $225.20	320	500,436
Expiration: November 2017, Exercise Price: $235.95	270	247,162
Expiration: December 2017, Exercise Price: $235.80	290	286,957
Expiration: January 2018, Exercise Price: $242.20	300	214,171
Expiration: February 2018, Exercise Price: $247.60	300	165,878
Total Call Options		4,579,105

Put Options - 0.9%
S&P 500 Composite Stock Price Index
Expiration: April 2017, Exercise Price: $185.18	156	94
Expiration: May 2017, Exercise Price: $187.47	155	1,225
Expiration: June 2017, Exercise Price: $194.49	160	4,632
Expiration: July 2017, Exercise Price: $197.37	170	10,227
Expiration: August 2017, Exercise Price: $192.92	155	11,837
Expiration: September 2017, Exercise Price: $191.70	160	16,572
Expiration: October 2017, Exercise Price: $195.30	160	25,014
Expiration: November 2017, Exercise Price: $204.03	135	37,345
Expiration: December 2017, Exercise Price: $204.39	145	48,044
Expiration: January 2018, Exercise Price: $210.78	150	69,733
Expiration: February 2018, Exercise Price: $213.48	150	87,479
Total Put Options		312,202

Total Options Written (Premiums received $3,656,831) - (13.8)%		$4,891,307

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund’s assets and liabilities as of March 31, 2017 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$-	$39,082,579	$-	$39,082,579
Money Market Funds	1,270,110	-	-	1,270,110
Total Investments	$1,270,110	$39,082,579	$-	$40,352,689

Options Written	$-	$4,891,307	$-	$4,891,307

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The average quarterly market value of purchased and written options during the trailing four quarters ended March 31, 2017 were as follows:

Purchased options	$37,708,762
Written options	$4,137,251

The accompanying notes are an integral part of these schedules of investments.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

1. Organization

Trust for Advisor Solutions (the "Trust") (until August 1, 2016, Trust for Advisor Solutions was known as Hatteras Alternative Mutual Funds Trust) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing five diversified series of shares to investors and one diversified series of shares that is not publicly offered and only available to the affiliated, publicly offered series of the Trust. These schedule of investments contain the following six series: Hatteras Alpha Hedged Strategies Fund ("Alpha"), Hatteras Managed Futures Strategies Fund ("Managed Futures"), Hatteras Long/Short Equity Fund ("Long/Short Equity"), Hatteras Long/Short Debt Fund ("Long/Short Debt"), Hatteras Event Driven Fund ("Event Driven"), which is not publicly offered, and Hatteras Disciplined Opportunity Fund ("Disciplined Opportunity") (individually a "Fund," collectively the "Funds"). Alpha commenced operations on September 23, 2002. Long/Short Equity and Long/Short Debt commenced operations on May 2, 2011. Managed Futures commenced operations on September 27, 2012. Disciplined Opportunity commenced operations on January 1, 2014. Each Fund has its own investment objective and policies. As a mutual fund of funds, Alpha, Long/Short Equity and Long/Short Debt pursue their investment objectives by investing in other affiliated mutual funds ("Underlying Funds") in the Trust or in the UFT.

Alpha offers Class A Shares, Class C Shares, and Institutional Shares. Managed Futures offers Institutional Shares; Long/Short Equity offers Class A Shares and Institutional Shares; Long/Short Debt offers Class A Shares, Class C Shares, and Institutional Shares; Event Driven offers Class H Shares; and Disciplined Opportunity offers Institutional Shares. Class A Shares of Alpha commenced operations on May 2, 2011. The Class A Shares for Alpha, Long/Short Equity, and Long/Short Debt have a sales charge (load) of 4.75% (of the offering price). All Class A Shares have an annual fee (distribution fees) of 0.25% and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. The Class C Shares for Long/Short Debt commenced operations on October 1, 2013. All Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

Managed Futures may invest up to 25% of its total assets in Hatteras Trading Advisors (the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Managed Futures and is therefore consolidated.

UFT, an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. The UFT is comprised of two series of mutual funds, each of which are diversified, open-ended management investment companies (the "Portfolio(s)"). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available for investment by the Funds. The Funds and Portfolios are subject to the general oversight of the Board.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

2. Security Valuation

Investment Valuation
Alpha, Long/Short Equity, and Long/Short Debt generally do not make direct investments in securities or financial instruments, and invest substantially all of their assets in Managed Futures, Event Driven and the Portfolios. Alpha, Long/Short Equity and Long/Short Debt record their investment in Managed Futures, Event Driven and the Portfolios at the stated net asset value, which equals fair value. Since Event Driven and each of the Portfolios is an affiliated registered investment company under the 1940 Act, but are not publicly offered, the Funds classify their holdings as Level 2 under Accounting Standards Codification 820 — Fair Value.

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds and the UFT have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts. Restricted cash includes deposits for short sales and derivatives.

Security Valuation
Investments by Managed Futures, Event Driven and Disciplined Opportunity are valued in the following manner:

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). FLEX Options are valued by an independent third party pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility, and the level of the underlying reference entity.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Funds, LP (the "Advisor") and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of Managed Futures, Event Driven and Disciplined Opportunity with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the Funds may value their securities or fair value as determined in accordance with procedures approved by the Board. The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained. Therefore, the net assets reflected in these financial statements may differ from the reported NAV's of the Portfolios as of March 31, 2017. There were no such adjustments made to the value of investments as of March 31, 2017.

Various inputs are used in determining the value of Managed Futures, Event Driven and Disciplined Opportunity's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation of securities held by the Portfolios, including the Portfolios' disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Portfolios' financial statements. Money market funds are valued at their net asset value.

Security Transactions, Investment Income and Realized Gain and Loss
Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense are recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Funds are in conformity with U.S. GAAP.

Repurchase Agreements
Managed Futures and Event Driven may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund will receive, as collateral securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translations and Transactions
Managed Futures and Event Driven may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Managed Futures and Event Driven may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Fund since forward currency exchange contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Fund to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

Convertible Securities
Event Driven may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants
Event Driven may invest a portion of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Short Sales
Managed Futures, Event Driven and Disciplined Opportunity may engage in short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Fund under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividends paid on short positions are categorized as dividend expense in the Statements of Operations. As collateral for its short positions, the Fund is required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities
Event Driven is permitted to invest in securities that are subject to legal or contractual restrictions on resales ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

To Be Announced ("TBA") Transactions
Managed Futures and Event Driven may purchase securities on a forward commitment or on a "To Be Announced" basis. The Fund records TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the period ended March 31, 2017, the Fund did not engage in any TBA transactions.

Bank Loans — Managed Futures and Event Driven may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans"). Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund's investments and a potential decrease in the NAV of the Fund. Some of the Bank Loans in which the Fund will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by the Fund may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Consolidation of Subsidiary
The schedule of investments of Managed Futures includes the accounts of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Managed Futures may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Managed Futures' investment objectives and policies.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation ("CFC") not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary's net income and capital gains, if any, will be included each year in Managed Futures' investment company taxable income.

The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Master Netting Arrangements — Managed Futures, Event Driven and Disciplined Opportunity are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow Managed Futures, Event Driven and Disciplined Opportunity to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)
3. Derivative Transactions

Managed Futures, Event Driven and Disciplined Opportunity utilized derivative instruments during the period ended March 31, 2017. Managed Futures' use of derivatives included futures, options and currency forward contracts. Event Driven's use of derivatives included options. Disciplined Opportunity's use of derivatives included FLEX options. The Funds utilize derivatives for risk management, hedging activities, and speculative purposes.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the advisor's or sub-advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Managed Futures —Managed Futures uses futures to achieve its investment objective of long term capital appreciation. In addition, the Fund uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling. The currency forward contracts are used to hedge against any potential foreign exchange fluctuation when the portfolio invests in foreign securities.

Event Driven — Event Driven uses total return swaps, options, and currency forward contracts to implement its strategy of achieving capital appreciation in securities whose prices are or will be impacted by a corporate event. The total return swaps used during the period were for hedging purposes, while the currency forward contracts were used to hedge against any potential foreign exchange fluctuation when the Fund invests in foreign securities. The Fund uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Fund uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

Disciplined Opportunity — Disciplined Opportunity uses long options to create broad market exposure while utilizing put options and short strategies to enhance market returns and reduce market losses. Specifically, the Fund uses FLEX options, whose customized exercise prices and expiration dates, allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts.

The following are descriptions of each type of derivatives used during the period ended March 31, 2017:

Options
Call options give the owner of the option the right, but not the obligation, to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against defaults.

FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation ("OCC" or the "Clearinghouse"). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter ("OTC") options positions. The Disciplined Opportunity Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Disciplined Opportunity Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Further information regarding derivative activity for Managed Futures, Event Driven and Disciplined Opportunity can be found in the Schedules of Investments.

Forwards
Similar to a futures contract, a forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange. Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a portfolio. Market illiquidity or disruption could result in significant losses.

4. Transactions with Affiliates
The Funds' transactions with affiliates represent holdings for which the respective Funds and the underlying investee funds have the same investment advisor or where the investee fund's investment advisor is under common control with the Fund's investment advisor. The Funds had the following transactions during the period ended March 31, 2017, with affiliates:

Alpha:
Issuer Name	Share Balance at December 31, 2016	Purchases	Sales	Share Balance at March 31, 2017	Value at March 31, 2017	2017 Realized Gains (Losses)	2017 Change in Unrealized Gains (Losses)
Event Driven	1,649,047	-	(175,319)	1,473,728	$16,508,559	$741,212	$(549,609)
Long/Short Equity	3,067,671	301,730	(1,852,923)	1,516,478	12,070,555	2,809,888	(1,873,148)
Managed Futures - Institutional Class	2,630,740	-	-	2,630,740	18,994,992	-	(183,099)
Relative Value – Long/Short Debt	890,727	-	-	890,727	7,534,037	-	(13,895)

Long/Short Equity:
Issuer Name	Share Balance at December 31, 2016	Purchases	Sales	Share Balance at March 31, 2017	Value at March 31, 2017	2017 Realized Gains (Losses)	2017 Change in Unrealized Gains (Losses)
Long/Short Equity Portfolio	1,675,689	13,731	(435,609)	1,253,811	$9,979,830	$593,271	$(79,307)

Long/Short Debt:
Issuer Name	Share Balance at December 31, 2016	Purchases	Sales	Share Balance at March 31, 2017	Value at March 31, 2017	2017 Realized Gains (Losses)	2017 Change in Unrealized Gains (Losses)
Relative Value – Long/Short Debt	2,578,024	-	(1,249,895)	1,328,129	$11,233,712	$(334,079)	$373,157

5. Federal Income Taxes
The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:
	Alpha	Managed Futures
Cost of Investments	$46,828,596	$23,791,159
Gross tax unrealized appreciation	9,488,815	—
Gross tax unrealized depreciation	(222,297)	—
Net tax unrealized appreciation (depreciation)	$9,266,518	$—
	Long/Short Equity	Long/Short Debt
Cost of Investments	$9,214,035	$14,251,829
Gross tax unrealized appreciation	1,846,566	145,353
Gross tax unrealized depreciation	—	—
Net tax unrealized appreciation (depreciation)	$1,846,566	$145,353
	Event Driven	Disciplined Opportunity
Cost of Investments	$18,055,366	$37,321,364
Gross tax unrealized appreciation	—	—
Gross tax unrealized depreciation	(1,698,509)	—
Net tax unrealized appreciation (depreciation)	$(1,698,509)	$—

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

5. Subsequent Events

In preparing these scheduled of investments, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the schedules of investments were issued.

On March 20, 2017, the Board approved a plan on behalf of Hatteras Long/ Short Equity Fund, Hatteras Long/Short Debt Fund, and Hatteras Managed Futures Strategies Fund, each a series of the Trust, to return each Fund’s investor capital, as well as any previously undistributed taxable income and capital gains, to the applicable Fund’s shareholders, on or about April 26, 2017. On April 26, 2017, each Fund returned investor’s capital and closed.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)
	Shares	Value
MONEY MARKET FUNDS - 100.4%
Fidelity Investments Money Market Funds - Government Portfolio
0.57%(a)	10,000,000	$10,000,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
0.61%(a)	2,148,194	2,148,194
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.59%(a)	10,000,000	10,000,000
TOTAL MONEY MARKET FUNDS (Cost $22,148,194)		$22,148,194

Total Investments (Cost $22,148,194) - 100.4%		22,148,194

Liabilities in Excess of Other Assets - (0.4)%		(97,858)
Total Net Assets - 100.0%		$22,050,336

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. Rate shown is the seven day yield as of March 31, 2017.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

The average quarterly market value of purchased and written options during the trailing four quarters ended March 31, 2017 were as follows:

Purchased options	$1,568

The average quarterly notional amount of swap contracts during the trailing four quarters ended March 31, 2017 were as follows:

Swaps	$898,273

The accompanying notes are an integral part of these schedules of investments.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Money Market Funds	$22,148,194	$-	$-	$22,148,194
Total Long Investments in Securities	$22,148,194	$-	$-	$22,148,194

There were no transfers into or out of Level 1, Level 2, Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these schedules of investments.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)
	Shares	Value
COMMON STOCKS 0.0%
Building Products - 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0) (a)(c)(e)	2,804	0
TOTAL COMMON STOCKS (Cost $0)		$0

PREFERRED STOCKS 0.0%
Building Products - 0.0%
Dayton Superior Corp. Preferred Units, 0.000% (Acquired 12/23/2009, Cost $454,916) (a)(c)(e)	3,115	0
TOTAL PREFERRED STOCKS (Cost $454,916)		$0

	Principal
	Amount
CORPORATE BONDS 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CB Black Elk Energy Offshore Operations LLC
13.750%, 12/31/2017 (e)(f)	$72,000	0
Textiles, Apparel & Luxury Goods - 0.0%
Industrias Unidas SA de CV
8.750%, 03/26/2010 (e)(f)	38,000	0
TOTAL CORPORATE BONDS (Cost $103,392)		$0

OTHER SECURITIES - 0.0%
PTMH Halcyon (a)(e)	255,221	0
SlavInvestBank Loan Participation Notes
9.875%, 12/31/2012 (e)(f)	45,000	0
Tribune Litigation Interest (a)(e)	13,789	0
TOTAL OTHER SECURITIES (Cost $58,789)		$0

MONEY MARKET FUNDS - 100.8%
Fidelity Investments Money Market Funds - Government Portfolio
0.57%(b)	8,920,765	8,920,765
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.59%(b)	10,000,000	10,000,000
TOTAL MONEY MARKET FUNDS (Cost $18,920,765)		$18,920,765

Total Investments (Cost $19,537,862) - 100.8%		18,920,765

Liabilities in Excess of Other Assets - (0.8)%		(152,902)
Total Net Assets - 100.0%		$18,767,863

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)	Variable Rate Security. Rate shown is the seven day yield as of March 31, 2017.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2017, the value of these securities total $0 which represents 0.0% of total net assets.

(d)	All or a portion have been committed as collateral for futures.
(e)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At March 31, 2017, the value of these securities total $0 which represents 0.0% of total net assets.

(f)	Default or other conditions exist and security is not presently accruing income.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT

The average quarterly notional amount of futures contracts during the trailing four quarters ended March 31, 2017 were as follows:

Long Futures Contracts
Interest Rate Contracts	$310,703

Short Futures Contracts
Interest Rate Contracts	$6,270,330

The average quarterly notional amount of swap contracts during the trailing four quarters ended March 31, 2017 were as follows:

Swaps	$2,775,000

The accompanying notes are an integral part of these schedules of investments.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2017 (Unaudited):

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$-	$-	$-	(1)	$-
Preferred Stocks	-	-	-		-
Corporate Bonds	-	-	-		-
Other Securities	-	-	-		-
Money Market Funds	18,920,765	-	-		18,920,765
Total Investments in Long Securities	$18,920,765	$-	$-		$18,920,765

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Building Products	$0
	$0

There were no transfers into or out of Level 1, Level 2, Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Securities, at value
Balance as of December 31, 2016	$1,461,694
Accrued discounts/premiums	-
Realized gain (loss)	(1,216,886)
Change in unrealized net depreciation	866,752
Purchases	-
(Sales)	(1,111,560)
Transfer in/(out) of Level 3	-
Balance as of March 31, 2017	$-

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2017	$(146,334)

The accompanying notes are an integral part of these schedules of investments.

UNDERLYING FUNDS TRUST
RELATIVE VALUE - LONG/SHORT DEBT

The following provides information regarding the valuation techniques, inputs used, and other information related to the fair value of Level 3 investments as of March 31, 2017 (unaudited):

Type of Security	Fair Value at 3/31/17	Valuation Techniques	Unobservable Input	Range	Impact to Valuation from an Increase in Input
Common Stocks	$ -	Valuation based on financial information from company	Discount for lack of marketability	100%	Decrease

Preferred Stocks	-	Valuation based on financial information from company	Discount for lack of marketability	100%	Decrease

Corporate Bonds	-	Valuation based on financial information from company	Discount for lack of marketability	100%	Decrease

Other Securities	-	Valuation based on financial information from company	Discount for lack of marketability	100%	Decrease

The significant unobservable inputs used in the fair value measurement of the Portfolio’s rights are the likelihood that cash flows or shares will be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Portfolio’s common and preferred stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Advisor and the Portfolio’s third party administrator, which report to the Valuation Committee. For third-party information, the Advisor monitors and reviews the methodologies of the various pricing services employed by the Trust. The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

1. Organization

Underlying Funds Trust (the "UFT") is an open-end management investment company organized as a Delaware statutory trust and operates in a fund-of-funds structure. The UFT is comprised of two series of mutual funds, both of which are diversified, open-ended management investment companies (the "Portfolios"). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to the affiliated, publicly offered series of Trust for Advisor Solutions (the "Funds", or "TAS", or the "Trust").

As of March 31, 2017, the UFT consisted of the following Portfolios:

•  Long/Short Equity Portfolio

•  Relative Value — Long/Short Debt Portfolio

Trust for Advisor Solutions (until August 1, 2016, the Trust was known as Hatteras Alternative Mutual Funds Trust) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the 1940 Act. The Trust is an open-ended management investment company issuing five diversified series of shares to investors and one diversified series of shares that is not publicly offered and only available to the affiliated, publicly offered series of the Trust. The schedule of investments of the Trust contain the following six series: Hatteras Alpha Hedged Strategies Fund ("Alpha"), Hatteras Managed Futures Strategies Fund ("Managed Futures"), Hatteras Long/Short Equity Fund ("Long/Short Equity"), Hatteras Long/Short Debt Fund ("Long/Short Debt"), Hatteras Event Driven Fund ("Event Driven"), which is not publicly offered, and Hatteras Disciplined Opportunity Fund ("Disciplined Opportunity") (individually a "Fund," collectively the "Funds"). Alpha commenced operations on September 23, 2002. Long/Short Debt and Long/Short Equity commenced operations on May 2, 2011. Managed Futures commenced operations on September 27, 2012. Disciplined Opportunity commenced operations on December 31, 2013. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, Alpha, Long/Short Equity and Long/Short Debt pursue their investment objectives by investing in other affiliated mutual funds in the Trust or in the UFT.

Under a fund-of-funds structure, Alpha, Long/Short Equity and Long/Short Debt invest all of their investible assets across a number of Portfolios of the UFT and Funds of TAS. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Hatteras Funds LP (the "Advisor") and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the "Board") may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

2. Security Valuation

The Funds' investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

UNDERLYING FUNDS TRUST

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios may value their securities or fair value as determined in accordance with procedures approved by the Board. The financial statements may include adjustments made subsequent to March 31, 2017 related to subsequent valuation information obtained. There were no such adjustments made to the value of investments as of March 31, 2017.

Various inputs are used in determining the value of the Portfolios' investments. A summary of the inputs used to value the Portfolio's net assets as of March 31, 2017, is located in a table following each Portfolio's Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss — Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Capital gain distributions received are recorded as capital gains.

Repurchase Agreements — The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral; securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Reverse Repurchase Agreements — The Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the Advisor or otherwise cover its obligations under reverse repurchase agreements. During the period ended March 31, 2017, the Portfolios did not engage in any reverse repurchase agreements.

Foreign Currency Translations and Transactions — The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating a Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Portfolios to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

Convertible Securities — The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

UNDERLYING FUNDS TRUST

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Warrants — The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios' entire investment therein).

Short Sales — The Portfolios may engage in short sale transactions. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Portfolios under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Portfolios are liable for any dividends or interest payable on securities while those securities are in a short position. Dividends received on short positions are categorized as dividend expense in the Statements of Operations. As collateral for its short positions, the Portfolios are required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. A Portfolio will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities — The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedules of Investments of the UFT.

To Be Announced ("TBA") Transactions — The Portfolios may purchase securities on a forward commitment or on a "To Be Announced" basis. The Portfolios record TBA transactions on the trade date and segregate with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the period ended March 31, 2017, the Portfolios did not engage in any TBA transactions.

Bank Loans — The Portfolios may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans"). Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of a Portfolio's investments and a potential decrease in the NAV of the Portfolio. Some of the Bank Loans in which the Portfolios will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

UNDERLYING FUNDS TRUST

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and the Portfolios may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Portfolios, such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by the Portfolios may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Guarantees and Indemnifications — In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

Master Netting Arrangements — UFT is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

3. Derivative Transactions
The Portfolios utilized derivative instruments during the period ended March 31, 2017. The Portfolios' use of derivatives included credit defaults swaps, total return swaps, futures, and options. The Portfolios utilize derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the Advisor's or Sub-Advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Long/Short Equity — The Long/Short Equity Portfolio uses total return swaps and options to implement its strategy of achieving returns moderately correlated to equity markets with a lower level of volatility. The Portfolio uses total return swaps for hedging purposes. The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Relative Value — Long/Short Debt — The Relative Value — Long/Short Debt Portfolio uses credit default swaps, interest rate swaps, futures, options, and currency forward contracts to implement its strategy of achieving total return through current income, capital preservation, and capital appreciation. The credit default swaps are used as a more effective, and liquid, method to take risk positions, rather than investing in the cash markets. The Portfolio used futures for hedging purposes and to maintain appropriate levels of duration and convexity in the strategies fixed income portfolios. The Portfolio used long options to take speculative positions, while also writing options to provide an additional source of revenue to the Portfolio.

The following are descriptions of each type of derivative used during the period in the Portfolios:

Credit Default Swaps
A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

UNDERLYING FUNDS TRUST

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Total Return Swaps
A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Similar to CDS, total return swaps involve counterparty and liquidity risk.

Futures
A futures contract is a standardized contract between two parties to buy or sell a specified asset of standardized quantity and quality for a price agreed upon today (the futures price or strike price) with delivery and payment occurring at a specified future date, the delivery date. The contracts are bought and sold on a futures exchange, which acts as an intermediary between the two parties. In many cases, the underlying asset to a futures contract may be any financial instrument (also including currency, bonds, and stocks); they can be also based on intangible assets or referenced items, such as stock indexes and interest rates.

Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk. In addition, unlike option contracts, where the buyer of the option can lose no more than the cost of the premium, both the buyer and the seller of a futures contract face potentially unlimited losses. The futures contract is a legally binding agreement to buy or sell the underlying index at the agreed price, no matter what the level of the index is at maturity of the contract.

Futures have minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse serves as the counterparty to all exchange traded futures, thereby guaranteeing the buyer or seller against default by the counterparty.

Options
Call options give the owner the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the Portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

4. Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2017 were as follows*:

	Long/Short Equity		Relative Value — Long/Short Debt
Cost of Investments		$22,148,194	$19,537,862
Gross tax unrealized appreciation		~~---~~	~~---~~
Gross tax unrealized depreciation		~~---~~	(617,097)
Net tax unrealized appreciation (depreciation)	$	~~---~~	$(617,097)

* Because tax adjustments are calculated annually at the end of the Portfolios’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolios’ most recent annual report.

UNDERLYING FUNDS TRUST

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

5. Subsequent Events

In preparing these schedules of investments, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the schedules of investments were issued.

On March 20, 2017, the Board approved a plan on behalf of the Long/Short Equity Portfolio and Relative Value – Long/Short Debt Portfolio, each a series of Underlying Funds Trust, to return each Portfolio’s investor capital, as well as any previously undistributed taxable income and capital gains, to the applicable Portfolio’s shareholders, on or about April 26, 2017.  On April 26, 2017, each Portfolio returned investor’s capital and closed.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Advisor Solutions

By  /s/ Gregory C. Bakken
       Gregory C. Bakken, President/Principal Executive Officer

Date  May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Gregory C. Bakken
       Gregory C. Bakken, President/Principal Executive Officer

Date  May 26, 2017

By  /s/ Michael J. Belland
       Michael J. Belland, Treasurer/Principal Financial Officer

Date  May 26, 2017